Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 213,468	$ 8,072
Prepaid expenses and other current assets	6,325	1,564
TOTAL CURRENT ASSETS	219,793	9,636
NON-CURRENT ASSETS:
Restricted cash	316	145
Property and equipment, net	14,020	228
Deferred offering costs		1,197
Operating lease right-of-use asset	1,359	526
Other non-current assets	661	139
TOTAL NON- CURRENT ASSETS	16,356	2,235
TOTAL ASSETS	236,149	11,871
CURRENT LIABILITIES:
Accounts payable	435	475
Accrued expenses and other liabilities	3,526	1,828
Related party liability		17,748
Related party accrued liability		72
Current maturities of operating leases	519	140
TOTAL CURRENT LIABILITIES	4,480	20,263
NON-CURRENT LIABILITIES:
Non-current operating leases	923	386
TOTAL NON-CURRENT LIABILITIES	923	386
TOTAL LIABILITIES	5,403	20,649
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY):
Ordinary Shares, par value NIS 0.01 per share, 100,000,000 and 40,000,000 shares authorized at December 31, 2020 and 2019, respectively; 46,100,173 and 27,150,080 issued and outstanding at December 31, 2020 and 2019, respectively.	131	75
Additional paid-in capital	315,031	31,748
Accumulated deficit	(84,416)	(40,601)
TOTAL SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)	230,746	(8,778)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)	$ 236,149	$ 11,871